Transactions with Related Parties - Contract Termination (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract Termination Fees Forfeiture Vessel Deposits	$ 0	$ 0	$ 259,459
Related Party [Member]
Contract Termination Fees Forfeiture Vessel Deposits			25,350
Unrelated Party [Member]
Contract Termination Fees Forfeiture Vessel Deposits			23,855
Total cancellation fees
Contract Termination Fees Forfeiture Vessel Deposits			$ 49,205